Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

02029468

1-11967

April 26, 2002

Cert NYS

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Astoria Financial Corporation, Common Stock, par value $0.01 per share and related preferred share purchase rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 26, 2002. Tentative listing date – May 17, 2002.

Sincerely,

Paras Madho